Investment Objectives and Goals - American Century Government Income Trust	Aug. 01, 2026
CAPITAL PRESERVATION FUND
Prospectus [Line Items]
Risk/Return [Heading]	Capital Preservation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund is a money market fund that seeks maximum safety and liquidity.
Objective, Secondary [Text Block]	Its secondary objective is to seek to pay shareholders the highest rate of return consistent with safety and liquidity.
GINNIE MAE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Ginnie Mae Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.
GOVERNMENT BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Government Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income.
SHORT-TERM GOVERNMENT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Short-Term Government Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income while maintaining safety of principal.
INFLATION-ADJUSTED BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Inflation-Adjusted Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.